Expenses by nature and function (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Details [Abstract]
Personnel expense	$ 20,349	$ 20,226	$ 28,628
Depreciation and amortization	8,419	9,067	12,636
Hosting and software licenses	5,530	5,355	6,647
Marketing	3,915	3,120	10,282
Professional services	2,757	2,414	2,889
Stock-based compensation	1,938	2,479	8,712
Insurance and licenses	1,595	2,000	3,138
Credit verification costs	1,092	1,256	1,918
Premises	752	1,029	1,224
Others	4,041	3,589	3,741
Total	$ 50,388	$ 50,535	$ 79,815